Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Dry Dock And Special Survey Costs Net
Balance beginning of period	$ 73,720	$ 54,663	$ 37,629
Additions	42,506	38,341	30,105
Amortization	(24,287)	(19,284)	(13,071)
Balance ending of period	$ 91,939	$ 73,720	$ 54,663